Annual Operating Expenses - FidelitySustainableTargetDateFunds-ComboRetailPro - FidelitySustainableTargetDateFunds-ComboRetailPro - Fidelity Sustainable Target Date 2030 Fund - Fidelity Sustainable Target Date 2030 Fund
	May 30, 2024
Operating Expenses:
Management fee	0.46%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.46%	[1]

[1]	AAdjusted to reflect current fees.